SHORT-TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
SHORT-TERM DEBT AND LONG-TERM DEBT
SHORT-TERM DEBT AND LONG-TERM DEBT

NOTE 15 – SHORT-TERM DEBT AND LONG-TERM DEBT

Loans and financing are as follows:

	2022	2021
Ten/Thirty Year Bonds	8,514,787	10,526,649
Other loans	2,664,830	583,137
Total Loans and Financing	11,179,617	11,109,786
Current	2,492,262	234,537
Non-current	8,687,355	10,875,249

Principal amount of loans and Financing	11,029,354	10,952,983
Interest accrued of loans and Financing	150,263	156,803
Total	11,179,617	11,109,786

(*) Weighted average effective interest costs on December 31, 2022, which represents total of 6.34%.

Loans and financing denominated in Brazilian reais are indexed to fixed rates or CDI (Interbank Deposit Certificate).

Summary of loans and financing by currency:

	2022	2021
Brazilian Real (BRL)	1,273,180	461,187
U.S. Dollar (USD)	9,581,266	10,535,532
Other currencies	325,171	113,067
	11,179,617	11,109,786

The amortization schedules of long-term loans and financing are as follows:

	2022	2021
2023	—	1,115,211
2024	809,098	878,044
2025	410,840	405,788
2026	10,410	3,117,768
2027 em diante	7,457,007	5,358,438
	8,687,355	10,875,249

a) Credit Lines

In September 2022, the Company completed the renewal of the Global Credit Line in the total amount of US$ 875 million (equivalent to R$ 4,565 million as of December 31, 2022). The transaction aims to provide liquidity to operations in North America and Latin America, including Brazil. The companies Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. provide guarantee for this transaction, which matures in September 2027. As of December 31, 2022, no amount of this credit line was used.

The Company and its subsidiaries are not subject to default clauses (covenants) linked to financial ratios. Non-financial performance clauses have been complied with.